Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2016
Operations and Reorganization
Schedule of the Company's subsidiaries and VIEs

Company	Place of Incorporation/ Establishment	Date of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.99986%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.996%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
VIEs
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
Shanghai Zhishi Education Traning Co., Ltd	PRC	December 30, 2016	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%

*The Company directly holds the 99.99986% and 99.996% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substance of non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2015 and 2016. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

Dasheng Zhixing and Zhishi Training
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2015	2016
	RMB	RMB
Cash and cash equivalents	26,731	153,543
Prepaid expenses and other current assets	11,391	33,353
Amounts due from inter-company entities*	87,040	172,902
Property and equipment, net	9,191	15,320
Other assets	8,013	10,552

Total assets	142,366	385,670

Deferred revenue—current	264,411	653,413
Deferred revenue—non-current	7,765	33,706
Accrued expenses and other current liabilities	50,134	80,572
Taxes payable	6,631	2,409
Amounts due to inter-company entities*	121,730	200,528

Total liabilities	450,671	970,628

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues	52,210	154,675	418,281
Net loss	(92,170)	(198,527)	(293,443)

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net cash provided by operating activities	10,932	21,567	167,663
Net cash used in investing activities	(4,799)	(10,230)	(40,851)
Net cash provided by financing activities	—	927	—

Net increase in cash and cash equivalents	6,133	12,264	126,812

Philippines Co I
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2015	2016
	RMB	RMB
Cash and cash equivalents	1,453	1,924
Prepaid expenses and other current assets	1,751	1,277
Amounts due from inter-company entities*	2,534	1,651
Property and equipment, net	952	—
Other assets	498	—

Total assets	7,188	4,852

Amounts due to inter-company entities*	2,502	—
Accrued expenses and other current liabilities	1,544	1,736
Taxes payable	12,029	11,859
Other non-current liabilities	—	251

Total liabilities	16,075	13,846

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues**	39,949	26,973	5,507
Net loss	(6,181)	(3,260)	(2,024)

** All net revenues of Philippines Co I are service fees from Dasheng Zhixing, which have been eliminated upon consolidation.

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net cash provided by operating activities	2,082	1,186	(250)
Net cash used in investing activities	(2,344)	(92)	700
Effect of exchange	(47)	114	21

Net (decrease) / increase in cash and cash equivalents	(309)	1,208	471